Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Payables and Accruals [Abstract]
Other indirect tax liabilities	$ 27,175	$ 34,046
Others	155,116	128,390
Accrued expenses and other liabilities	$ 182,291	$ 162,436